Commitments	12 Months Ended
Dec. 31, 2025
Commitments
Commitments

21.Commitments

(a)Commitments — as a lessor

The Group time charters vessels to non-related parties under operating lease agreements. The leases have varying terms.

The future minimum lease payments receivable under non-cancellable operating leases contracted for at the balance sheet date but not recognised as receivables, are as follows:

	2025	2024
	US$’000	US$’000
Less than one year	332,955	223,847
Two to five years	250,097	151,451
More than five years	—	1,397
	583,052	376,695

(b)Sub-leasing — as a lessor

Included within “Revenue from time charter voyages” and “Revenue from Product Services” were income from sub-leasing of right-of-use assets of US$31.7 million and US$6.3 million (2024: US$6.6 million and US$19.1 million) respectively.